Warrants and Options (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Oct. 06, 2017
Notes to Financial Statements
Common Stock Warrants Granted	0	12,000,000	9,037,500	0	12,150,000
Common Stock Warrants exercised	0	0	38,026,204	0	0
Warrants Cancelled	0
Options Granted to purchase Common stock	500,000	39,440,000	0	13,566,768	67,790,000
Options exercised	23,607,193		0	35,100,000	0
Warrants returned to Company						55,096,825
Warrants outstanding		650,000		12,650,000	650,000
Warrant exercise price minimum				$ 0.001
Warrant exercise price maximum				$ 0.02
Options Exercise price minimum		0.10%		0.30%	0.30%
Options Exercise price maximum		0.30%		4.50%	4.50%
Options outstanding		67,790,000		46,256,768	67,790,000
Compensation Expense				$ 1,459,134
Options Term	2 years
Exercise Price of Options	$ 0.06